Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of debt outstanding
The debt outstanding and the carrying value recorded in the Consolidated Balance Sheets at December 31, 2016 and 2015 was comprised as follows (in thousands):

			Carrying Value
Debt related to	Issuer	Commitment	2016	2015	Redemption or Maturity Date
2008 senior notes	PartnerRe Finance A LLC	$250,000	$—	$250,000	November 1, 2016
2010 senior notes	PartnerRe Finance B LLC	$500,000	$500,000	$500,000	June 1, 2020
2016 senior notes	PartnerRe Ireland Finance DAC	€750,000	$773,883	$—	September 15, 2026
			$1,273,883	$750,000
Capital efficient notes (CENts)	PartnerRe Finance II Inc.	$63,384	$70,989	$70,989	December 1, 2066